Earnings per Share	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Earnings per Share
Note 26 – Earnings per Share

Data used in calculation of the basic / diluted earnings per share

A.	Income/(Loss) allocated to the holders of the ordinary shareholders

	For the year ended December 31,
	2018	2017	2016
	$ Thousands
Income/(loss) for the year attributable to Kenon’s shareholders	434,213	236,590	(411,937)

(Loss)/income for the year from discontinued operations (after tax)	(5,631)	476,565	35,150
Less: NCI	-	(24,928)	(13,250)
(Loss)/income for the year from discontinued operations (after tax) attributable to Kenon’s shareholders	(5,631)	451,637	21,900

Income/(loss) for the year from continuing operations attributable to Kenon’s shareholders	439,844	(215,047)	(433,837)

B.	Number of ordinary shares

	For the year ended December 31
	2018	2017	2016
	Thousands
Weighted Average number of shares used in calculation of basic/diluted earnings per share	53,826	53,761	53,720